Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 106,471	$ 77,931	$ 345,488
Less: Allowance for credit losses	(60,994)	(44,645)	(30,916)	$ (22,629)
Accounts receivable, net	$ 45,477	$ 33,286	$ 314,572